UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York           February 9, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:      $6,024,350
                                             (thousands)


List of Other Included Managers:  NONE

                                           FORM 13F INFORMATION TABLE
                                             Edgewood Management LLC
                                                December 31, 2011



COLUMN 1                      COLUMN  2        COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP        (X$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
--------------               ---------        ------       ---------   --------  --------- ----------- -------- -----  ------- -----

3M CO                         COM              88579Y101    69,160      846,197   SH           SOLE               846,197  0       0
ABBOTT LABS                   COM              002824100     7,603      135,207   SH           SOLE               135,207  0       0
ALEXION PHARMACEUTICALS INC   COM              015351109       715       10,000   SH           SOLE                10,000  0       0
ALLERGAN INC                  COM              018490102   181,844    2,072,533   SH           SOLE             2,024,471  0  48,062
AMAZON COM INC                COM              023135106   210,631    1,216,819   SH           SOLE             1,188,110  0  28,709
AMERICAN TOWER CORP           CL A             029912201   308,518    5,141,116   SH           SOLE             5,013,879  0 127,237
AMPHENOL CORP NEW             CL A             032095101       867       19,100   SH           SOLE                19,100  0       0
APPLE INC                     COM              037833100   244,824      604,504   SH           SOLE               591,119  0  13,385
APPLIED MATLS INC             COM              038222105       229       21,400   SH           SOLE                21,400  0       0
BANK OF NEW YORK MELLON CORP  COM              064058100     2,596      130,403   SH           SOLE               130,403  0       0
BERKSHIRE HATHAWAY INC DEL    CL A             084670108       574            5   SH           SOLE                     5  0       0
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702     1,007       13,200   SH           SOLE                13,200  0       0
BOEING CO                     COM              097023105       315        4,300   SH           SOLE                 4,300  0       0
CELGENE CORP                  COM              151020104   424,280    6,276,332   SH           SOLE             6,130,549  0 145,783
CHESAPEAKE ENERGY CORP        COM              165167107       392       17,600   SH           SOLE                17,600  0       0
CHEVRON CORP NEW              COM              166764100     2,517       23,656   SH           SOLE                23,656  0       0
CHUBB CORP                    COM              171232101       458        6,620   SH           SOLE                 6,620  0       0
CINCINNATI FINL CORP          COM              172062101       275        9,012   SH           SOLE                 9,012  0       0
CISCO SYS INC                 COM              17275R102     2,591      143,296   SH           SOLE               143,296  0       0
CME GROUP INC                 COM              12572Q105   296,418    1,216,473   SH           SOLE             1,191,394  0  25,079
COACH INC                     COM              189754104   265,002    4,341,441   SH           SOLE             4,237,474  0 103,967
COCA COLA CO                  COM              191216100     2,268       32,411   SH           SOLE                32,411  0       0
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102   350,381    5,448,314   SH           SOLE             5,324,759  0 123,555
COLGATE PALMOLIVE CO          COM              194162103    47,860      518,025   SH           SOLE               518,025  0       0
DIRECTV                       COM CL A         25490A101       289        6,765   SH           SOLE                 6,765  0       0
DISNEY WALT CO                COM DISNEY       254687106       398       10,600   SH           SOLE                10,600  0       0
DUKE ENERGY CORP NEW          COM              26441C105       439       19,962   SH           SOLE                19,962  0       0
EATON VANCE TX ADV GLBL DIV   COM              27828S101       122       10,000   SH           SOLE                10,000  0       0
ECOLAB INC                    COM              278865100   120,302    2,080,982   SH           SOLE             2,031,902  0  49,080
EMERSON ELEC CO               COM              291011104       897       19,250   SH           SOLE                19,250  0       0
EQUIFAX INC                   COM              294429105       358        9,247   SH           SOLE                 9,247  0       0
EXXON MOBIL CORP              COM              30231G102    13,910      164,114   SH           SOLE               161,614  0   2,500
FREEPORT-MCMORAN COPPER & GO  COM              35671D857       625       17,000   SH           SOLE                17,000  0       0
GENERAL ELECTRIC CO           COM              369604103       188       10,500   SH           SOLE                 6,500  0   4,000
GILEAD SCIENCES INC           COM              375558103     1,596       39,000   SH           SOLE                39,000  0       0
GOOGLE INC                    CL A             38259P508   293,780      454,838   SH           SOLE               444,023  0  10,815
HOME DEPOT INC                COM              437076102       504       11,982   SH           SOLE                11,982  0       0
HSBC HLDGS PLC                ADR A 1/40 PF A  404280604       287       12,000   SH           SOLE                12,000  0       0
ILLUMINA INC                  COM              452327109   189,379    6,213,217   SH           SOLE             6,096,209  0 117,008
INTEL CORP                    COM              458140100       454       18,720   SH           SOLE                18,720  0       0
INTERCONTINENTALEXCHANGE INC  COM              45865V100       427        3,540   SH           SOLE                 3,540  0       0
INTERNATIONAL BUSINESS MACHS  COM              459200101       783        4,258   SH           SOLE                 4,258  0       0
INTUITIVE SURGICAL INC        COM NEW          46120E602   288,988      624,150   SH           SOLE               609,801  0  14,349
ISHARES TR                    DJ SEL DIV INX   464287168     7,738      143,915   SH           SOLE               143,915  0       0
ISHARES TR                    RUSSELL1000GRW   464287614       217        3,760   SH           SOLE                 3,760  0       0
ISHARES TR                    S&P500 GRW       464287309     1,190       17,650   SH           SOLE                17,650  0       0
JOHNSON & JOHNSON             COM              478160104     5,477       83,516   SH           SOLE                83,516  0       0
JPMORGAN CHASE & CO           COM              46625H100       352       10,599   SH           SOLE                10,599  0       0
KELLOGG CO                    COM              487836108       233        4,600   SH           SOLE                 4,600  0       0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER   494550106     7,751       91,239   SH           SOLE                91,239  0       0
LIFE TECHNOLOGIES CORP        COM              53217V109       481       12,350   SH           SOLE                12,350  0       0
LILLY ELI & CO                COM              532457108       208        5,000   SH           SOLE                 5,000  0       0
MEAD JOHNSON NUTRITION CO     COM              582839106   172,731    2,513,189   SH           SOLE             2,452,946  0  60,243
NATIONAL OILWELL VARCO INC    COM              637071101   251,420    3,697,892   SH           SOLE             3,617,314  0  80,578
NEXTERA ENERGY INC            COM              65339F101       335        5,500   SH           SOLE                 5,500  0       0
ORACLE CORP                   COM              68389X105   250,767    9,776,495   SH           SOLE             9,538,509  0 237,986
PAYCHEX INC                   COM              704326107       509       16,900   SH           SOLE                16,900  0       0
PEPSICO INC                   COM              713448108     7,393      111,431   SH           SOLE               108,931  0   2,500
PFIZER INC                    COM              717081103     2,862      132,233   SH           SOLE               132,233  0       0
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT     73936T565       164       12,000   SH           SOLE                12,000  0       0
PPG INDS INC                  COM              693506107       288        3,450   SH           SOLE                 3,450  0       0
PRAXAIR INC                   COM              74005P104   226,799    2,121,597   SH           SOLE             2,071,529  0  50,068
PRECISION CASTPARTS CORP      COM              740189105       214        1,300   SH           SOLE                 1,300  0       0
PRICE T ROWE GROUP INC        COM              74144T108   339,953    5,969,330   SH           SOLE             5,820,248  0 149,082
PROCTER & GAMBLE CO           COM              742718109       695       10,420   SH           SOLE                10,420  0       0
QUALCOMM INC                  COM              747525103   397,588    7,268,518   SH           SOLE             7,099,473  0 169,045
QUANTA SVCS INC               COM              74762E102   210,664    9,780,110   SH           SOLE             9,565,136  0 214,974
REGENCY CTRS CORP             COM              758849103       376       10,000   SH           SOLE                10,000  0       0
ROYAL DUTCH SHELL PLC         SPON ADR B       780259107       236        3,100   SH           SOLE                 3,100  0       0
SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886     6,126      170,255   SH           SOLE               170,255  0       0
SOUTHERN UN CO NEW            COM              844030106       224        5,324   SH           SOLE                     0  0   5,324
SOUTHWESTERN ENERGY CO        COM              845467109   106,589    3,337,168   SH           SOLE             3,264,614  0  72,554
SPDR S&P 500 ETF TR           TR UNIT          78462F103     5,560       44,304   SH           SOLE                14,314  0  29,990
SYSCO CORP                    COM              871829107     2,750       93,768   SH           SOLE                93,768  0       0
VANGUARD BD INDEX FD INC      SHORT TRM BOND   921937827       202        2,500   SH           SOLE                 2,500  0       0
VERIZON COMMUNICATIONS INC    COM              92343V104       576       14,362   SH           SOLE                14,362  0       0
VISA INC                      COM CL A         92826C839   389,712    3,838,395   SH           SOLE             3,748,326  0  90,069
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209     4,841      172,713   SH           SOLE               172,713  0       0
YUM BRANDS INC                COM              988498101   286,077    4,847,941   SH           SOLE             4,729,027  0 118,914


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